Leases	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Leases
12	Leases

12.1	Amounts recognized in the balance sheet
The balance sheet shows the following amounts related to leases:

	December 31, 2022	December 31, 2021
Right-of-use assets
Office buildings	4,818	5,183

Total	4,818	5,183

	December 31, 2022	December 31, 2021
Lease liabilities
Current	1,898	1,105
Non-current	3,737	4,886

Total	5,635	5,991

The following table shows the changes in the
right-of-use
assets and lease liabilities:

	2022	2021
Right-of-use assets
Opening balance on January 1	5,183	5,076
New lease agreements	942	384
Lease agreements from acquired subsidiaries	—	722
Remeasurement	99	494
Depreciation	(1,347)	(1,069)
Write-off	(352)	(110)
Hyperinflation adjustment	5	1
Exchange differences	288	(315)

Closing balance on December 31	4,818	5,183

	2022	2021
Lease liabilities

Opening balance on January 1	5,991	6,153
New lease agreements	942	384
Lease agreements from acquired subsidiaries	—	446
Remeasurement	41	494
Interest added	671	696
Principal elements of lease payments	(1,263)	(913)
Interest payment	(670)	(680)
Write-off	(423)	(111)
Exchange differences	346	(478)

Closing balance on December 31	5,635	5,991

12.2	Amounts recognized in the Statement of profit or loss
The statement of profit or loss presents the following amounts related to leases:

	December 31, 2022	December 31, 2021	December 31, 2020

Depreciation charge of office buildings	1,347	1,069	911
Interest expense (included in financial expense)	671	696	775

Total	2,018	1,765	1,686